Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 13,137	$ 15,918
Financial assets at fair value through profit or loss	252	247
Financial assets at fair value through OCI	462	927
Total	13,852	17,092
Financial liabilities at amortized cost	93,311	90,497
Financial liabilities at fair value through profit or loss	7,079	7,735
Financial liabilities at fair value through OCI	671	147
Total	101,061	98,379
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	19,196	20,037
Financial liabilities at fair value through profit or loss	306	288
Total	19,502	20,325
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	70,516	69,011
Financial liabilities at fair value through profit or loss	1,463	1,709
Total	71,979	70,720
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	3,578	1,449
Total	3,578	1,449
Bank Overdrafts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	21	0
Total	21	0
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,098	5,614
Total	5,098	5,614
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	131	30
Financial liabilities at fair value through OCI	352	22
Total	484	52
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	60	70
Total	60	70
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	259	55
Total	259	55
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	80	94
Total	80	94
Non-current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	71,193	69,494
Financial liabilities at fair value through profit or loss	1,897	1,933
Financial liabilities at fair value through OCI	177	66
Total	73,267	71,492
Current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	22,119	21,003
Financial liabilities at fair value through profit or loss	5,181	5,802
Financial liabilities at fair value through OCI	495	82
Total	27,795	26,887
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	7,167	11,174
Total	7,167	11,174
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	5,944	4,714
Total	5,944	4,714
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	27	30
Financial assets at fair value through profit or loss	205	221
Financial assets at fair value through OCI	125	138
Total	357	389
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	33	23
Financial assets at fair value through OCI	52	433
Total	85	457
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	182	106
Total	182	106
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	103	249
Total	103	249
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	14	3
Total	14	3
Non-current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	439	382
Financial assets at fair value through profit or loss	21
Financial assets at fair value through OCI	148	399
Total	608	781
Current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	12,698	15,536
Financial assets at fair value through profit or loss	231	247
Financial assets at fair value through OCI	315	528
Total	$ 13,243	$ 16,311